Intangible assets - Summary of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	$ 2,804	$ 4,389
Adjustment on currency translation	163	(243)
Additions	239	532
Amortisation for the year	(312)	(138)	$ (124)
Newly consolidated operations	2,301
Transfers and other movements	32	(1,736)
Intangible assets at end of period	5,227	2,804	4,389
cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	5,451
Intangible assets at end of period	8,352	5,451
accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(2,647)
Intangible assets at end of period	(3,125)	(2,647)
Exploration and evaluation
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	562	1,979
Adjustment on currency translation	39	(44)
Additions	141	416
Amortisation for the year	0	0
Newly consolidated operations	2,054
Transfers and other movements	(71)	(1,789)
Intangible assets at end of period	2,725	562	1,979
Exploration and evaluation | Simandou iron ore project
Disclosure of detailed information about intangible assets [Line Items]
Transfers and other movements		732
Exploration and evaluation | Rincon Mining Pty Limited
Disclosure of detailed information about intangible assets [Line Items]
Transfers and other movements		1,013
Exploration and evaluation | cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	564
Intangible assets at end of period	2,727	564
Exploration and evaluation | accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(2)
Intangible assets at end of period	(2)	(2)
Contract-based intangible assets
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	1,787	1,953
Adjustment on currency translation	92	(159)
Additions	0	0
Amortisation for the year	(153)	(7)
Newly consolidated operations	183
Transfers and other movements	0	0
Intangible assets at end of period	1,909	1,787	1,953
Contract-based intangible assets | cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	2,758
Intangible assets at end of period	3,078	2,758
Contract-based intangible assets | accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(971)
Intangible assets at end of period	(1,169)	(971)
Other intangible assets
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	455	457
Adjustment on currency translation	32	(40)
Additions	98	116
Amortisation for the year	(159)	(131)
Newly consolidated operations	64
Transfers and other movements	103	53
Intangible assets at end of period	593	455	$ 457
Carbon abatement spend	57	50
Balance of carbon units and RECs	84	73
Other intangible assets | cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	2,129
Intangible assets at end of period	2,547	2,129
Other intangible assets | accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(1,674)
Intangible assets at end of period	$ (1,954)	$ (1,674)